Financial assets and liabilities	12 Months Ended
Dec. 31, 2020
Financial assets and liabilities
Financial assets and liabilities

5.  Financial assets and liabilities

At December 31, 2020 and 2019, the Company’s financial assets are represented by cash and cash equivalents, trade and other accounts receivable, accounts receivable with carrying amounts that approximate their fair value.

a) Financial assets

	2020		2019
Derivative financial instruments designated as cash flow hedges (effective portion recognized within OCI)
Jet fuel Asian call options	Ps.	206	Ps.	—
Jet fuel Zero-Cost collars		—		133,567
Interest rate cap		326		2,695
Total financial assets	Ps.	532	Ps.	136,262
Presented on the consolidated statements of financial position as follows:
Current	Ps.	206	Ps.	133,567
Non-current	Ps.	326	Ps.	2,695

b) Financial debt

(i) At December 31, 2020 and 2019, the Company’s short-term and long-term debt consists of the following:

		2020		2019
I.	Revolving line of credit with Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander (“Santander”) and Banco Nacional de Comercio Exterior, S.N.C. (“Bancomext”), in U.S. dollars, to finance pre-delivery payments, maturing on October 31, 2022, bearing annual interest rate at the three-month LIBOR plus a spread of 260 basis points.	Ps.	3,650,612	Ps.	3,308,509
II.	The Company issued in the Mexico market Asset backed trust notes (“CEBUR”), in Mexican pesos, maturing on June 20th, 2024 bearing annual interest rate at TIIE 28 days plus 175 basis points.		1,500,000		1,459,871

III.	In December 2019, the Company entered into a short-term working capital facility with Banco Sabadell S.A., Institución de Banca Multiple (“Sabadell”) in Mexican pesos, bearing annual interest rate at TIIE 28 days plus a 300 basis points.		200,000		200,000
IV.	Amortized transaction costs		(15,542)		(22,472)
V.	Accrued interest and other financial cost		19,563		30,061
			5,354,633		4,975,969
Less: Short-term maturities			1,558,884		2,086,017
Long-term		Ps.	3,795,749	Ps.	2,889,952

TIIE: Mexican interbank rate

(ii) The following table provides a summary of the Company’s scheduled principal payments of financial debt and accrued interest at December 31, 2020:

	2021		2022		2023		2024		Total
Santander/Bancomext	Ps.	1,112,629	Ps.	2,554,069	Ps.	—	Ps.	—	Ps.	3,666,698
CEBUR		252,605		500,000		500,000		250,000		1,502,605
Banco Sabadell		200,872		—		—		—		200,872
Total	Ps.	1,566,106	Ps.	3,054,069	Ps.	500,000	Ps.	250,000	Ps.	5,370,175

iii) Since 2011, the Company has financed the pre-delivery payments with Santander/Bancomext for the acquisition of its aircraft through a revolving financing facility.

The “Santander/Bancomext” loan agreement provides for certain covenants, including limits to the ability to, among others:

i)	Incur debt above a specified debt basket unless certain financial ratios are met.
ii)	Create liens.
iii)	Merge with or acquire any other entity without the previous authorization of the Banks.
iv)	Dispose of certain assets.
v)	Declare and pay dividends or make any distribution on the Company’s share capital unless certain financial ratios are met.

At December 31, 2020, the Company was not in compliance with the financial ratio, therefore, the Company requested a waiver to the banks. The company received a waiver dated October 23, 2020, for the covenant regarding the financial ratio for the PDP financing facility that included the third and fourth quarter of 2020 and the first and second quarter of 2021. The waiver was provided by both banks, Santander and Bancomext. At December 31, 2019, the Company was in compliance with the covenants under the above-mentioned loan agreement.

For purposes of financing the pre-delivery payments, Mexican trusts were created whereby, the Company assigned its rights and obligations under the Airbus Purchase Agreement with Airbus S.A.S. (“Airbus”), including its obligation to make pre-delivery payments to the Mexican trusts, and the Company guaranteed the obligations of the Mexican trusts under the financing agreement (CI Banco, S.A. (previously  Deutsche Bank México, S.A. Trust 1710 and 1711)).

At December 31, 2020, the Company has available credit lines totaling Ps.9,256,978 of which Ps.6,851,338 were related to financial debt (Ps.1,500,726 were undrawn) and Ps.2,405,640 were related to letters of credit (Ps.214,012 were undrawn). At December 31, 2019, the Company has available credit lines totaling Ps.9,005,008, of which Ps.6,649,358 were related to financial debt (Ps.1,640,849 were undrawn) and Ps.2,355,650 were related to letters of credit (Ps.86,066 were undrawn).

On June 20, 2019, the Company, through its subsidiary Concesionaria issued 15,000,000 asset backed trust notes under the ticket VOLARCB 19 for the amount of Ps.1.5 billion Mexican pesos through the Irrevocable Trust number CIB/3249 created by Concesionaria. The issuance amount is part of a program approved by the Mexican National Banking and Securities Commission (Comisión Nacional Bancaria y de Valores) for an amount of up to Ps.3.0 billion Mexican pesos.

The notes have a five year maturity annual reductions of Ps.250,000,  Ps.500,000, Ps.500,000 and Ps.250,000 in 2021, 2022, 2023 and 2024, respectively, with a floating one-month coupon rate referenced to TIIE 28 plus with a 175 basis point spread. The notes start amortizing at the end of the second year.

The asset backed trust notes structure operate on specific rules and provide a DSCR “Debt Service Coverage Ratio” which is computed by comparing the Mexican Peso collections over the previous six months to the next 6 months of debt service. In general, not retention of funds exists if the ratio exceeds 2.5 times. Amortization on the asset backed trust notes begins in July of 2021. In addition, early amortization applies if:

i)	An event of retention is not cover in a period of 90 consecutive days.
ii)

The debt service reserve account of any series maintains on deposit an amount less than the required balance of the debt service reserve account for a period that includes two or more consecutive payment methods.

iii)	Insolvency event of Concesionaria.

In December 2019, the Company entered into a short-term working capital facility with Banco Sabadell S.A., Institución de Banca Multiple (“Sabadell”) in Mexican pesos, bearing annual interest rate at TIIE 28 days plus a 300 basis points. The “Sabadell” working capital facility has the following covenant:

i)	Joint obligor (Concesionaria) must represent 85% of EBITDA of the holding

During the years ended on December 31, 2020 and 2019, we were in compliance with the covenants under the terms and conditions of the asset backed trusted notes and short-term working capital facilities.

Changes in liabilities arising from financing activities

At December 31, 2020 and 2019, the changes in liabilities from financing activities from the Company are summarized in the following table:

							Foreign		Current vs non-
	January 1,		Net cash		Accrued		exchange		current				December 31,
	2020		Flows		Interest		movement		reclassification		Other		2020
Current interest-bearing loans and borrowings	Ps.	2,086,017	Ps.	(1,231,695)	Ps.	(10,498)	Ps.	(32,491)	Ps.	747,551	Ps.	-	Ps.	1,558,884
Non-current interest -bearing loans and borrowings		2,889,952		1,374,678		—		231,612		(747,551)		47,058		3,795,749
Total liabilities from financing activities	Ps.	4,975,969	Ps.	142,983	Ps.	(10,498)	Ps.	199,121	Ps.	-	Ps.	47,058	Ps.	5,354,633

									Current vs non-
	January 1,		Net cash		Accrued		Foreign exchange		current				December 31,
	2019		Flows		Interest		movement		reclassification		Other		2019
Current interest-bearing loans and borrowings	Ps.	1,212,259	Ps.	(633,609)	Ps.	13,698	Ps.	(41,173)	Ps.	1,534,842	Ps.	-	Ps.	2,086,017
Non-current interest -bearing loans and borrowings		2,310,939		2,273,143		—		(122,466)		(1,534,842)		(36,822)		2,889,952
Total liabilities from financing activities	Ps.	3,523,198	Ps.	1,639,534	Ps.	13,698	Ps.	(163,639)	Ps.	-	Ps.	(36,822)	Ps.	4,975,969

c)  Other financial liabilities

	2020		2019
Derivative financial instruments designated as CFH (effective portion recognized within OCI):
Zero-Cost Collar options	Ps.	9,657	Ps.	—
Total financial liabilities	Ps.	9,657	Ps.	—
Presented on the consolidated statements of financial position as follows:
Current	Ps.	9,657	Ps.	—
Non-current	Ps.	—	Ps.	—